Related party transactions (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Balances and Turnover of Receivables and Payables with Associates and Joint Ventures Accounted For Under the Equity Method
The balances and turnover of receivables and payables with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31,
	2022	2023

Trade accounts and other receivables
Associates	302,212	447,400
Joint ventures	64,195	85,275

Total	366,407	532,674

Trade accounts and other payables
Associates	1,086,397	1,459,209
Joint ventures	5,112	695

Total	1,091,509	1,459,904

Disclosure of Related Party Transactions

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Sales revenues
Associates	1,138,144	1,948,681	2,821,963
Joint ventures	499,437	413,703	722,278

Total	1,637,582	2,362,384	3,544,240

Cost of products sold (purchases)
Associates	5,983,797	7,946,788	9,891,804
Joint ventures	51,434	308	59,703

Total	6,035,231	7,947,095	9,951,507

Disclosure of Key Management Compensation
The compensation for the directors and audit & supervisory board members of TMC is as follows:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Monthly compensation	987	1,083	1,226
Bonus	748	196	397
Share compensation	364	772	808
Other	747	—	—

Total	2,847	2,051	2,430